Leases (Tables)	12 Months Ended
Dec. 31, 2020
19. Leases
Lessee, Operating Lease and additional information
As at		December 31	December 31
millions of Canadian dollars	Classification	2020	2019
Right-of-use asset	Other long-term assets	$61	$64
Lease liabilities
Current	Other current liabilities	3	5
Long-term	Other long-term liabilities	60	61
Total lease liabilities		$63	$66

Additional information related to Emera's leases is as follows:
	Year ended December
For the	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases (millions of Canadian dollars)	$7	$7
Right-of-use assets obtained in exchange for lease obligations:
Operating leases (millions of Canadian dollars)	$7	$16
Weighted average remaining lease term (years)	43	39
Weighted average discount rate- operating leases	3.96%	4.07%

Future minimum lease payments under non-cancellable operating leases
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2021	2022	2023	2024	2025	Thereafter	Total
Minimum lease payments	$6	$6	$6	$5	$4	$112	$139
Less imputed interest	-	-	-	-	-	-	(76)
Total	$6	$6	$6	$5	$4	$112	$63

Net Investment in direct finance leases
As at	December 31	December 31
millions of Canadian dollars	2020	2019
Total minimum lease payment to be received	1,018	$1,066
Less: amounts representing estimated executory costs	(179)	(189)
Minimum lease payments receivable	839	$877
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(487)	(532)
Net investment in direct finance and sales-type leases	535	$528
Principal due within one year (included in "Receivables and other current assets")	18	17
Net investment in sales-type leases - long-term (included in "Other long-term assets")	42	38
Net Investment in direct finance leases - long-term	475	$473

Future minimum lease payments to be received for the next five years
As at December 31, 2020, future minimum lease payments to be received for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2021	2022	2023	2024	2025	Thereafter	Total
Minimum lease payments to be received	$78	$77	$76	$77	$79	$631	$1,018
Less: executory costs							(179)
Minimum lease payments receivable	$78	$77	$76	$77	$79	$631	$839